Summary of Significant Accounting Policies - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment	$ 639	$ 897	$ 630
Less accumulated depreciation	(176)	(185)	(76)
Property and equipment, net	463	712	554
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	64	182	182
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment	93	247	185
Equipment
Property Plant And Equipment [Line Items]
Property and equipment	300	286	219
Computer Software and Hardware
Property Plant And Equipment [Line Items]
Property and equipment	$ 182	$ 182	$ 44